Goodwill (Details) (USD $) In Thousands, unless otherwise specified				9 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010	Sep. 30, 2012 Appbuilder Technology [Member]	Dec. 31, 2011 Appbuilder Technology [Member]	Sep. 30, 2012 Subsidiaries [Member]	Dec. 31, 2011 Subsidiaries [Member]
Goodwill [Line Items]
Goodwill, gross - Balance as of January 1,	$ 54,316	$ 56,053	$ 69,152
Accumulated impairment losses at the beginning of the period	(41,815)	(41,815)	(32,183)
Goodwill - Balance as of January 1,	12,501	14,238	36,969
Goodwill related to sale					(13,099)	(1,737)	(9,632)
Goodwill, gross - Balance at December 31,	54,316	56,053	69,152
Accumulated impairment losses at the end of the period	(41,815)	(41,815)	(32,183)
Goodwill - Balance as of December 31,	$ 12,501	$ 14,238	$ 36,969